Consolidated Statement of Changes in Total Equity (USD $) In Thousands	Total USD ($)	Dropdown Predecessor Equity [Member] USD ($)	Common Units [Member]	Common Units and Additional Paid-in Capital [Member] USD ($)	Preferred Units [Member] USD ($)	General Partner [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) (Note 9) [Member] USD ($)	Non-controlling Interests [Member] USD ($)	Redeemable Non-controlling Interest [Member] USD ($)
Balance as at December 31, 2012 at Dec. 31, 2012	$ 705,229			$ 640,990		$ 20,162	$ (58)	$ 44,135	$ 28,815
Beginning balance, units at Dec. 31, 2012			80,106
Net income (loss)	80,574	(2,225)		70,842		6,906		5,051
Reclassification of redeemable non-controlling interest in net income	458							458	(458)
Other comprehensive income (note 9)	58						58
Cash distributions	(90,972)			(84,213)		(6,759)
Distribution of capital to joint venture partner	(220)							(220)
Contribution of capital from joint venture partner	1,500							1,500
Equity based compensation (note 14)	478			478
Proceeds from equity offerings, net of offering costs (note 13)	209,682			62,661	144,921	2,100
Proceeds from equity offerings,units, net of offering costs (note 13)			2,147		6,000
Distribution of capital to Teekay Corporation related to acquisition of equity investment in Itajai FPSO joint venture (note 8d)	(6,590)			(6,459)		(131)
Purchase of Voyageur LLC from Teekay Corporation (notes 2 and 8c)	(297,282)	(201,752)		(93,618)		(1,912)
Net proceeds from equity offering to Teekay Corporation for purchase of Voyageur LLC(notes 2 and 8c)	44,268			44,268
Net proceeds from equity offering to Teekay Corporation , units			1,447
Net change in Teekay Corporation's equity in Dropdown Predecessor (notes 2 and 8c)	203,977	203,977
Balance as at June 30, 2013 at Jun. 30, 2013	$ 851,160			$ 634,949	$ 144,921	$ 20,366		$ 50,924	$ 28,357
Ending balance, units at Jun. 30, 2013			83,700		6,000